Note 21 - Research and Development Expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross research and development expenses	€ (4,727)	€ (4,863)	€ (4,539)
Research Tax Credit	762	685	504
Grants	236	90	154
Net Research and development expenses	€ (3,728)	€ (4,088)	€ (3,881)